1316098

PROCESSED
FEB 01 2005
THOMSON
FINANCIAL

RECEIVED
JAN 31 2005
SEC MAIL PROCESSING SECTION
WASH. D.C.
213

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
SEC USE ONLY
Prefix Serial
DATE RECEIVED

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐1 check if this is an amendment and name has changed, and indicate change.) **Private Placement of Common Shares**
Non-qualified Stock Options and shares of common stock issued upon exercise thereof

Filing Under (Check box(es) that apply): ☐2 Rule 504 ☐3 Rule 505 ☒4 Rule 506 ☐5 Section 4(6) ☐6 ULOE

Type of Filing: ☒7 New Filing ☐8 Amendment

05002305

A. BASIC IDENTIFICATION DATA

1.Enter the information requested about the issuer.

Name of Issuer: **Great Canadian Gaming Corporation** (☐9 check if this is an amendment and name has changed, and indicate change.)

Address of Executive Office (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4	**(604) 303-1000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same as above**	Telephone Number (Including Area Code)

Brief Description of Business

Type of Business Organization

☒ 10 corporation ☐ 11 limited partnership, already formed ☐ 12 other (please specify):
☐ 13 business trust ☐ 14 limited partnership, to be formed

	Month Year		
Actual or estimated Date of Incorporation or Organization:	**June 13, 1990**	☒15 Actual	☐16 Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: **British Columbia, Canada**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20459.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B, Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ 17 Promoter ☒ 18 Beneficial Owner ☒ 19 Executive Officer ☒ 20 Director ☐ 21 General and/or Managing Partner

McLeod, Ross J.
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 22 Promoter ☐ 23 Beneficial Owner ☒ 24 Executive Officer ☐ 25 Director ☐ 26 General and/or Managing Partner

Hum, Howard
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 27 Promoter ☐ 28 Beneficial Owner ☒ 29 Executive Officer ☐ 30 Director ☐ 31 General and/or Managing Partner

Joanna Brierley
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 32 Promoter ☐ 33 Beneficial Owner ☒ 34 Executive Officer ☐ 35 Director ☐ 36 General and/or Managing Partner

Anthony R. Martin
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 37 Promoter ☐ 38 Beneficial Owner ☐ 39 Executive Officer ☒ 40 Director ☐ 41 General and/or Managing Partner

Earnest C. Beaudin
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 42 Promoter ☐ 43 Beneficial Owner ☐ 44 Executive Officer ☒ 45 Director ☐ 46 General and/or Managing Partner

Elmer Herman Hintz
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 47 Promoter ☐ 48 Beneficial Owner ☐ 49 Executive Officer ☒ 50 Director ☐ 51 General and/or Managing Partner

Gregory J.D. McKinstry
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 52 Promoter ☐ 53 Beneficial Owner ☐ 54 Executive Officer ☒ 55 Director ☐ 56 General and/or Managing Partner

Bryan McKnight
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 57 Promoter ☐ 58 Beneficial Owner ☐ 59 Executive Officer ☒ 60 Director ☐ 61 General and/or Managing Partner

Peter Meredith
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 62 Promoter ☐ 63 Beneficial Owner ☐ 64 Executive Officer ☒ 65 Director ☐ 66 General and/or Managing Partner

R. Ronald Sheppard
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ 67 Promoter ☐ 68 Beneficial Owner ☐ 69 Executive Officer ☒ 70 Director ☐ 71 General and/or Managing Partner

Adrian R. Thomas
Full Name (Last name, first, if individual)

Suite 350, 13775 Commerce Parkway, Richmond, British Columbia V6V 2V4
Business or Residence Address (Name and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1.Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? ☐ 72 Yes ☒ 73 No

Answer also in Appendix, Column 2, if filing under ULOE.

2.What is the minimum investment that will be accepted from any individual? $ No minimum investment.

3.Does the offering permit joint ownership of a single unit? ☐ 74 Yes ☒ 75 No

4.Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Sprott Securities (U.S.A.) Limited
Full Name (Last name, first, if individual)

c/o Sprott Securities Inc. Suite 2750, South Tower, Royal Bank Plaza 200 Bay Street Toronto, Ontario M5J 2J2
Business or Residence Address (Name and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ 76 All States

☐ 77 AL	☐ 78 AK	☐ 79 AZ	☐ 80 AR	☒ 81 CA	☒ 82 CO	☒ 83 CT	☐ 84 DE	☐ 85 DC	☐ 86 FL	☐ 87 GA	☐ 88 HI	☐ 89 ID
☐ 90 IL	☐ 91 IN	☐ 92 IA	☐ 93 KS	☐ 94 KY	☐ 95 LA	☐ 96 ME	☐ 97 MD	☒ 98 MA	☐ 99 MI	☐ 100 MN	☐ 101 MS	☐ 102 MO
☐ 103 MT	☐ 104 NE	☐ 105 NV	☐ 106 NH	☒ 107 NJ	☐ 108 NM	☒ 109 NY	☐ 110 NC	☐ 111 ND	☐ 112 OH	☐ 113 OK	☐ 114 OR	☐ 115 PA
☐ 116 RI	☐ 117 SC	☐ 118 SD	☐ 119 TN	☒ 120 TX	☐ 121 UT	☐ 122 VT	☐ 123 VA	☐ 124 WA	☐ 125 WV	☐ 126 WI	☐ 127 WY	☐ 128 PR

Full Name (Last name, first, if individual)

Business or Residence Address (Name and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ 129 All States

☐ 130 AL	☐ 131 AK	☐ 132 AZ	☐ 133 AR	☐ 134 CA	☐ 135 CO	☐ 136 CT	☐ 137 DE	☐ 138 DC	☐ 139 FL	☐ 140 GA	☐ 141 HI	☐ 142 ID
☐ 143 IL	☐ 144 IN	☐ 145 IA	☐ 146 KS	☐ 147 KY	☐ 148 LA	☐ 149 ME	☐ 150 MD	☐ 151 MA	☐ 152 MI	☐ 153 MN	☐ 154 MS	☐ 155 MO
☐ 156 MT	☐ 157 NE	☐ 158 NV	☐ 159 NH	☐ 160 NJ	☐ 161 NM	☐ 162 NY	☐ 163 NC	☐ 164 ND	☐ 165 OH	☐ 166 OK	☐ 167 OR	☐ 168 PA
☐ 169 RI	☐ 170 SC	☐ 171 SD	☐ 172 TN	☐ 173 TX	☐ 174 UT	☐ 175 VT	☐ 176 VA	☐ 177 WA	☐ 178 WV	☐ 179 WI	☐ 180 WY	☐ 181 PR

Full Name (Last name, first, if individual)

Business or Residence Address (Name and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)

☐ 182 All States

☐ 183 AL	☐ 184 AK	☐ 185 AZ	☐ 186 AR	☐ 187 CA	☐ 188 CO	☐ 189 CT	☐ 190 DE	☐ 191 DC	☐ 192 FL	☐ 193 GA	☐ 194 HI	☐ 195 ID
☐ 196 IL	☐ 197 IN	☐ 198 IA	☐ 199 KS	☐ 200 KY	☐ 201 LA	☐ 202 ME	☐ 203 MD	☐ 204 MA	☐ 205 MI	☐ 206 MN	☐ 207 MS	☐ 208 MO
☐ 209 MT	☐ 210 NE	☐ 211 NV	☐ 212 NH	☐ 213 NJ	☐ 214 NM	☐ 215 NY	☐ 216 NC	☐ 217 ND	☐ 218 OH	☐ 219 OK	☐ 220 OR	☐ 221 PA
☐ 222 RI	☐ 223 SC	☐ 224 SD	☐ 225 TN	☐ 226 TX	☐ 227 UT	☐ 228 VT	☐ 229 VA	☐ 230 WA	☐ 231 WV	☐ 232 WI	☐ 233 WY	☐ 234 PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name, first, if individual)

Business or Residence Address (Name and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States)

☐ 235 All States

☐ 236 AL	☐ 237 AK	☐ 238 AZ	☐ 239 AR	☐ 240 CA	☐ 241 CO	☐ 242 CT	☐ 243 DE	☐ 244 DC	☐ 245 FL	☐ 246 GA	☐ 247 HI	☐ 248 ID
☐ 249 IL	☐ 250 IN	☐ 251 IA	☐ 252 KS	☐ 253 KY	☐ 254 LA	☐ 255 ME	☐ 256 MD	☐ 257 MA	☐ 258 MI	☐ 259 MN	☐ 260 MS	☐ 261 MO
☐ 262 MT	☐ 263 NE	☐ 264 NV	☐ 265 NH	☐ 266 NJ	☐ 267 NM	☐ 268 NY	☐ 269 NC	☐ 270 ND	☐ 271 OH	☐ 272 OK	☐ 273 OR	☐ 274 PA
☐ 275 RI	☐ 276 SC	☐ 277 SD	☐ 278 TN	☐ 279 TX	☐ 280 UT	☐ 281 VT	☐ 282 VA	☐ 283 WA	☐ 284 WV	☐ 285 WI	☐ 286 WY	☐ 287 PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ 288 and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$ -0-
Equity	$	$ 8,781,705.15
☐ 289 Common ☐ 290 Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interest	$	$
Other (Specify ____________)	$	$
Total	$	$ 8,781,705.15

Answer also in Appendix, Column 3, if filing under ULOE.

*This amount is the aggregate exercise price; no consideration has been paid for these options. Assumes an exercise price of $1 per share.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offering under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	$ 9	$ 8,781,705.15
Non-accredited Investors		$
Total (for filing under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offering of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Security	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total	N/A	$ N/A

4.a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐ 291	$ 1,063.53
Printing and Engraving Costs	☒ 292	$ 29,179.20
Legal Fees	☒ 293	$ 20,000
Accounting Fees	☒ 294	$ 69,539.50
Engineering Fees	☐ 295	$

Sales Commissions (specify finders' fees separately)	☐	296	$
Other Expenses (identify) __________	☐	297	$
Total	☒	298	$ 119,782.23

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." . . . . $ 8661,922.92

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b. above.

		Payments to officers, Directors & Affiliates		Payments to Others
Salaries and fees	☐ 299	$	☐ 300	$
Purchase of real estate	☐ 301	$	☐ 302	$
Purchase, rental or leasing and installation of machinery and equipment	☐ 303	$	☐ 304	$
Construction or leasing of plant buildings and facilities	☐ 305	$	306	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐ 307	$	☐ 308	$
Repayment of indebtedness	☐ 309	$	☐ 310	$
Working capital (assumes an exercise price of $1 per share)	☒ 311	$ 8,360,621.25	☐ 312	$
Other (specify) **Underwriting Fees**	☐ 313	$	☒ 314	$ 421,083.90
Column Totals	☐ 315	$	☐ 316	$

Total Payments Listed (column totals added) . . . . ☐ 317 $ 8,781,705.15

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Great Canadian Gaming Corporation	[signature]	January 26, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Howard Hum	**Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?

☐ 318 Yes ☒ 319 No

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Great Canadian Gaming Corporation	[signature]	January 26, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Howard Hum	**Chief Financial Officer**	

Instruction:
Print the name and title of the signing representative under his signature for the state potion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	1	$1,384,772	0			X
CO		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	0	0				X
CT		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	1	$86,548.25	0			X
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	1	$1,730,965	0			X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	1	$59,026.32	0			X
NM									
NY		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	3	$5,381,916.37	0			X
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	Rule 506 Offering of 253,665 shares of common stock to Accredited Investors $ 8,781,705.15	0	0	0			X
UT									
VT									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
VA									
WA									
WV									
WI									
WY									
PR									